Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term financial investments measured at FVPL	$ 0	$ 12
Current portion of long-term receivables from customers	97	107
Current portion of minimum lease payments from finance lease agreements	28	29
Prepaid expenses	92	93
Other receivables, security deposits and current assets	79	88
Derivative financial instruments	3	3
VAT receivables	105	72
Equity securities in public companies	3	0
Total other current assets	$ 407	$ 404